Capital Stock - Non-Vested Stock Option Activity and Related Information (Detail) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Options
Options Outstanding Non-Vested Stock Options - beginning of year (shares)	1,096	300	202
Options, Granted (shares)	732	916	265
Options, Vested (shares)	(399)	(118)	(167)
Options, Forfeited (shares)	(50)	(2)	0
Options Outstanding Non-Vested Stock Options - end of year (shares)	1,379	1,096	300
Weighted-Average Grant Date Fair Value
Weighted-Average Grant Date Fair Value, Outstanding non-vested stock options - beginning of Year (dollars per share)	$ 4.30	$ 8.09	$ 9.37
Weighted-Average Grant Date Fair Value, Granted (dollars per share)	4.71	3.60	7.74
Weighted-Average Grant Date Fair Value, Vested (dollars per share)	4.62	8.48	9.07
Weighted-Average Grant Date Fair Value, Forfeited (dollars per share)	3.94	3.60	0.00
Weighted-Average Grant Date Fair Value, outstanding non-vested stock options - end of year (dollars per share)	$ 4.44	$ 4.30	$ 8.09